Thrivent Series Fund, Inc.

Supplement to Statement of Additional Information (SAI)

dated April 30, 2010

The paragraph entitled “Restricted Securities” on page 7 of the SAI is replaced with the following:

Restricted Securities

The Portfolios may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule. Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Directors. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Portfolio may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities. None of the Portfolios will invest more than 15% of its net assets in illiquid securities (5% in the case of Thrivent Money Market Portfolio).

The paragraphs entitled “Variable Rate Demand Notes” on page 10 of the SAI are replaced with the following:

Variable Rate Demand Notes

The Portfolios may purchase variable rate master demand notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. These notes are normally not traded, and there is no secondary market for the notes. However, a Portfolio may demand payment of the principal for such Portfolio at any time. If an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio may not be able to dispose of the note due to the absence of a secondary market. A Portfolio might suffer a loss to the extent of the default.

The extent to which the Thrivent Money Market Portfolio can purchase these securities is subject to Rule 2a-7 under the 1940 Act. The Money Market Portfolio’s purchases of variable rate master demand notes are limited to those: (1) rated in one of the two highest rating categories by a designated NRSRO; or (2) that have been issued by an issuer that has received a rating from a designated NRSRO in the top two categories with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument. The Money Market Portfolio only invests in variable rate master demand notes when it deems them to involve minimal credit risk.

The paragraphs entitled “Thrivent Money Market Portfolio” on pages 77 and 78 of the SAI are replaced with the following:

Thrivent Money Market Portfolio

Securities held by Thrivent Money Market Portfolio are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. Amortized cost approximates market value. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price Thrivent Money Market Portfolio would receive if it sold the security.

Thrivent Money Market Portfolio anticipates that under ordinary and unusual circumstances it will be able to maintain a constant net asset value of $1.00 per share and Thrivent Money Market Portfolio will use its best efforts to do so. However, such maintenance at $1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by Thrivent Money Market Portfolio and Thrivent Money Market Portfolio is compelled to sell such securities at a time when the prices which it is able to realize vary significantly from the values determined on the amortized cost basis or (2) Thrivent Money Market Portfolio should have negative net income.

The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the 1940 Act. Such compliance requires, among other things, the following:

(1) The Directors must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute which reflects current market conditions) from Thrivent Money Market Portfolio’s net asset value per share under the amortized cost valuation method will be determined at such intervals as the Directors deem appropriate and reasonable in light of current market conditions, and the Directors must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

(2) In the event such deviation from Thrivent Money Market Portfolio’s net asset value under the amortized cost valuation method exceeds  1/2 of 1%, the Directors must promptly consider what action should be initiated by them, and when the Directors believe the extent of any deviation from Thrivent Money Market Portfolio’s net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Directors);

(3) Thrivent Money Market Portfolio may not purchase any instrument with a remaining maturity greater than 397 calendar days, maintain a dollar-weighted average portfolio maturity that exceeds 60 days or maintain a dollar-weighted average portfolio life that exceeds 120 days;

(4) Thrivent Money Market Portfolio must limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Directors determine present minimal credit risks and which are “eligible securities” as defined in Rule 2a-7; and

(5) Thrivent Money Market Portfolio must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

Securities in which Thrivent Money Market Portfolio invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7) that are determined to present minimal credit risks. In general, the term “Eligible Security” is limited to any security that:

(1) (a) either (i) has received a short-term rating from a designated nationally recognized statistical rating organization (“NRSRO”) or has been issued by an issuer that has received a short-term rating from a designated NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security or (ii) is subject to a guarantee that has received a short-term rating from a designated NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from a designated NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of 397 calendar days or less and (c) has received a rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one, if only one has issued a rating) in one of the two highest short term major rating categories; or

(2) is unrated but is of comparable quality to a rated security as described in (1) above, and which at the time of issuance (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from any designated NRSRO in the NRSRO’s three highest long-term rating categories, unless the security has received a long-term rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one, if only one has issued a rating) in one of the three highest long-term rating categories.

As indicated in the Prospectus, at least 97% of Thrivent Money Market Portfolio’s total assets will consist of government securities and “first tier” eligible securities as defined in Rule 2a-7. The balance of Thrivent Money Market Portfolio’s assets will be invested in “second tier” eligible securities as defined in Rule 2a-7. For this purpose, “second tier” eligible securities generally are those that have been rated by at least two designated NRSROs in the second highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security). Thrivent Money Market Portfolio may not invest more than one-half of 1% of its total assets in “second tier” eligible securities of any single issuer.

The date of this Supplement is June 30, 2010

Please include this Supplement with your SAI

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